Schedule of trade accounts receivable by credit ratings (Details)		Dec. 31, 2021	Dec. 31, 2020
Minimum risk member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Expected credit loss rate		65.39%	67.53%
Low risk member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Expected credit loss rate		26.65%	20.08%
Moderate risk member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Expected credit loss rate		6.02%	10.43%
High risk member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Expected credit loss rate		1.54%	1.10%
Very high risk member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Expected credit loss rate	[1]	0.40%	0.86%

[1]	Most clients in this group are inactive and the respective accounts are in the process of collection actions in the courts. Clients in this group that are still active buy from the Company and pay in advance.